Risk Lose Money [Member] Expense Example - Wilmington Global Alpha Equities Fund	Apr. 30, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	1,089
Expense Example, with Redemption, 5 Years	1,509
Expense Example, with Redemption, 10 Years	2,675
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	777
Expense Example, with Redemption, 10 Years	$ 1,728